CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Time charter revenues	$ 45,699,753	$ 51,178,586	$ 71,304,875
Commissions	(1,057,456)	(628,764)	(537,063)
Commissions - related party	(597,759)	(685,148)	(931,611)
Net Revenues	44,044,538	49,864,674	69,836,201
EXPENSES / (INCOME):
Voyage expenses	2,340,799	1,604,439	2,527,566
Vessels operating expenses	15,646,896	16,936,183	16,843,279
Vessels operating expenses - related party	901,909	1,334,173	1,151,948
Dry-docking expenses	2,389,679	2,218,675	969,136
Dry-docking expenses, related party	122,171	95,342	41,094
Management fees charged by a related party	2,375,054	2,829,632	2,782,926
Depreciation	15,135,897	15,135,897	15,135,897
General and administrative expenses	1,883,075	3,636,035	3,602,833
General and administrative expenses - related party	3,340,006	3,596,354	3,673,111
Impairment loss	21,642,089	0	0
Other operating (income) / expenses	167,253	510,997	(522,781)
Total Expenses	65,944,828	47,897,727	46,205,009
Operating income / (loss)	(21,900,290)	1,966,947	23,631,192
OTHER INCOME / (EXPENSES):
Interest and finance costs	(5,455,226)	(7,040,208)	(7,795,224)
Interest and finance costs - related party	0	0	(504,326)
Interest income	282	696	4,159
(Loss) / gain on derivatives	17,053	(82,160)	0
Gain from debt extinguishment	0	6,435,000	0
Fair value change of warrants	278,987	1,274,100	0
Foreign currency (loss) / gain, net	90,443	69,140	(28,143)
Total other (expenses) / income, net	(5,068,461)	656,568	(8,323,534)
NET INCOME / (LOSS)	(26,968,751)	2,623,515	15,307,658
Other Comprehensive Income / (Loss)
Gain / (loss) on cash flow hedges, net	(24,299)	146,159	567,746
Total Other Comprehensive Income / (Loss)	(24,299)	146,159	567,746
COMPREHENSIVE INCOME / (LOSS)	(26,993,050)	2,769,674	15,875,404
Reconciliation of Net Income / (Loss) to Net Income / (Loss) available to common shareholders
Net Income / (Loss)	(26,968,751)	2,623,515	15,307,658
Income allocated to preferred shares	(2,061,749)	(2,061,749)	(3,875,159)
Net Income / (Loss) available to common shareholders	$ (29,030,500)	$ 561,766	$ 11,432,499
Earnings / (loss) per common share, basic	$ (0.93)	$ 0.02	$ 0.47
Earnings / (loss) per common share, diluted	$ (0.93)	$ 0.02	$ 0.46